IMPAIRMENT OF LONG-LIVED ASSETS - General (Details) R$ in Thousands		1 Months Ended	12 Months Ended
	Sep. 09, 2018 R$ / MWh	Dec. 31, 2019 BRL (R$) R$ / MWh	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2009 R$ / MWh	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.86%	5.86%
PP&E		R$ 33,315,874	R$ 33,315,874	R$ 32,370,392		R$ 27,965,837	R$ 26,812,925
Onerous contracts provision, reversal			190,994	2,011,475
Impairment Loss recognized		R$ 7,169,826	R$ 7,169,826	R$ 7,203,496
Reference rate (in R$/MWh) | R$ / MWh	480.00				148.65
UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		6.52%	6.52%	7.03%
Impairment Loss recognized		R$ 4,508,764	R$ 4,508,764
Reference rate (in R$/MWh) | R$ / MWh		504.58
Number of months for which the entry into operation is postponed			11 months
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		4.36%	4.36%
PP&E		R$ 31,770,088	R$ 31,770,088	R$ 30,901,898		25,218,110
Impairment Loss recognized		6,853,538	6,853,538	7,155,052		13,823,945	12,200,816
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		R$ 4,508,764	R$ 4,508,764	R$ 4,046,642		9,900,353	8,949,393
Generation , Non-extended
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.92%	5.92%
Generation (except Angra 3)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		4.40%	4.40%
Generation - Extended (except Angra 3)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.86%	5.86%
Transmission
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.86%	5.86%
Distribution
RECOVERABLE VALUE OF LONG-TERM ASSETS
PP&E						R$ 1,050,417	R$ 1,108,115